UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2004

Investments	Shares	Value
		(000)
COMMON STOCKS 98.01%

Aerospace 0.83%
Curtiss-Wright Corp.^	88,000	$4,911
Moog Inc. Class A*	92,580	3,475
Total		8,386

Air Transportation 1.66%
EGL, Inc.*^	365,400	11,686
Offshore Logistics, Inc.*^	138,280	5,000
Total		16,686

Auto Parts: After Market 0.38%
Commercial Vehicle Group, Inc.*^	237,000	3,832

Banks: Outside New York City 6.52%
Cathay General Bancorp^	301,940	11,896
CoBiz, Inc.^	104,450	2,073
East-West Bancorp, Inc.	211,210	8,457
First BanCorp Puerto Rico^	145,800	7,951
Nara Bancorp, Inc.^	141,140	2,697
Piper Jaffray Cos.*^	97,500	4,264
Silicon Valley Bancshares*^	274,700	10,991
Southwest Bancorp. of Texas, Inc.^	349,240	8,186
Texas Regional Bancshares, Inc.^	288,173	9,201
Total		65,716

Biotechnology Research & Production 3.56%
Abgenix, Inc.*^	347,400	3,165
ArthroCare Corp.*^	275,400	8,485
Cell Therapeutics, Inc.*	867,600	5,379
DOV Pharmaceuticals, Inc.*^	256,360	4,225
Intergra Lifesciences Holdings*^	306,000	9,817
Vion Pharmaceuticals, Inc.*^	1,034,360	4,830
Total		35,901

Casinos & Gambling 1.93%
Scientific Games Corp. Class A*^	468,400	9,921
Shuffle Master, Inc.*^	227,194	9,562
Total		19,483

Chemicals 1.15%
Georgia Gulf Corp.	200,100	9,059
Ultralife Batteries, Inc.*^	230,160	$2,541
Total		11,600

Commercial Information Services 0.49%
Arbitron Inc.*	137,600	4,977

Communications Technology 1.90%
Anixter Int’l., Inc.^	154,400	5,966
JAMDAT Mobile Inc.*^	89,094	2,610
TIBCO Software Inc.*^	1,084,750	10,544
Total		19,120

Computer Services Software & Systems 10.46%
Akamai Technologies, Inc.*^	517,400	7,166
Altiris, Inc.*^	237,570	6,461
Blackboard Inc.*^	179,240	3,192
Blue Coat Systems, Inc.*^	193,042	3,361
CACI Int’l., Inc.*^	142,100	8,664
Digital River, Inc.*	321,400	10,703
Digitas, Inc.*^	651,780	5,866
eCollege.com*^	171,736	1,575
Kanbay Int’l., Inc.*^	150,024	3,584
Magma Design Automation, Inc.*^	149,700	1,942
MicroStrategy, Inc.*^	61,300	3,677
Sapient Corp.*^	1,526,450	12,288
Shopping.com Ltd.*(a)	153,000	4,126
SRA Int’l., Inc.*^	161,890	8,703
SS&C Technologies, Inc.^	236,850	5,599
Verint Systems, Inc.*^	172,977	6,725
Wind River Systems, Inc.*	374,500	5,014
Witness Systems, Inc.*^	223,910	3,484
Zoran Corp.*^	320,500	3,234
Total		105,364

Computer Technology 0.63%
Advanced Digital Information Corp.*^	395,240	3,537
Sierra Wireless, Inc.*^(a)	162,470	2,772
Total		6,309

Consumer Electronics 1.63%
InfoSpace, Inc.*^	204,370	10,729
NIC Inc.*^	430,450	1,812
SINA Corp.*(a)	115,600	3,873
Total		16,414

See Notes to Schedule of Investments.

1

Investments	Shares	Value
		(000)
Cosmetics 0.40%
Nu Skin Enterprises, Inc.^	206,580	$3,995

Diversified Manufacturing 1.91%
Armor Holdings, Inc.*^	307,690	11,391
CLARCOR Inc.^	159,960	7,886
Total		19,277

Drugs & Pharmaceuticals 5.29%
Bone Care Int’l., Inc.*^	266,979	6,131
Bradley Pharmaceuticals, Inc.*	125,600	2,080
Kos Pharmaceuticals, Inc.*^	244,600	8,732
K-V Pharmaceutical Co., Class A*^	216,054	4,304
Medicis Pharmaceutical Corp.^	181,600	7,386
Noven Pharmaceuticals, Inc.*^	388,040	8,750
Perrigo Co.^	392,530	7,136
SFBC Int’l., Inc.*	314,100	8,735
Total		53,254

Education Services 1.69%
Bright Horizons Family Solutions, Inc.*^	147,650	9,346
Strayer Education, Inc.^	49,040	4,759
Universal Technical Institute, Inc.*^	87,940	2,885
Total		16,990

Electrical & Electronics 1.18%
Plexus Corp.*^	624,000	7,732
Power Intergrations, Inc.*^	196,320	4,201
Total		11,933

Electrical Equipment & Components 0.65%
Littelfuse, Inc.*^	201,110	6,560

Electronics 1.62%
Avid Technology, Inc.*^	106,300	5,632
II-VI, Inc.*^	71,550	2,450
Semtech Corp.*^	393,500	8,216
Total		16,298

Electronics: Medical Systems 1.38%
Affymetrix, Inc.*^	298,200	9,095
VISX, Inc.*^	286,800	4,784
Total		13,879

Electronics: Semi-Conductors / Components 3.81%
FormFactor, Inc.*^	251,900	$5,907
Microsemi Corp.*	308,100	4,788
O2Micro Int’l., Ltd.*(a)	380,230	4,624
RF Micro Devices, Inc.*^	866,800	5,643
SigmaTel, Inc.*^	190,650	5,624
Silicon Laboratories Inc.*^	185,100	5,547
Skyworks Solutions, Inc.*^	696,300	6,190
Total		38,323

Electronics: Technology 1.62%
ScanSource, Inc.*^	62,270	3,856
Sypris Solutions, Inc.^	284,770	3,930
Trimble Navigation Ltd.*^	296,000	8,492
Total		16,278

Energy Miscellaneous 0.57%
Penn Virginia Corp.^	159,300	5,735

Engineering & Contracting Services 1.43%
Dycom Industries, Inc.*^	440,620	14,386

Fertilizers 0.65%
Mosaic Co. (The)*^	434,400	6,533

Financial Data Processing Services & Systems 1.70%
Kronos, Inc.*^	348,998	17,118

Financial Miscellaneous 0.16%
China Finance Online Co. Ltd. ADR*^	190,440	1,647

Foods 0.92%
Performance Food Group Co.*^	195,700	4,552
Ralcorp Holdings, Inc.^	127,850	4,698
Total		9,250

Gold 0.82%
Coeur d’Alene Mines Corp.*^	1,676,700	8,300

Health & Personal Care 0.53%
Healthcare Services Group, Inc.^	289,359	5,362

See Notes to Schedule of Investments.

2

Investments	Shares	Value
		(000)
Healthcare Management Services 4.91%
AMERIGROUP Corp.*^	267,260	$16,036
Centene Corp.*	213,470	10,125
Cerner Corp.*^	158,100	7,138
Molina Healthcare, Inc.*^	168,220	6,194
Sierra Health Services, Inc.*^	208,070	9,929
Total		49,422

Jewelry Watches & Gemstones 1.33%
Fossil, Inc.*^	449,020	13,363

Machinery: Industrial/Specialty 1.41%
Joy Global Inc.^	249,000	8,414
Nordson Corp.	165,793	5,806
Total		14,220

Machinery: Oil Well Equipment & Services 1.94%
Cal Dive Int’l., Inc.*^	376,000	13,314
Hydril Co.*	141,200	6,212
Total		19,526

Machinery: Specialty 0.62%
Engineered Support Systems, Inc.^	129,850	6,238

Medical & Dental Instruments & Supplies 3.60%
American Medical System
Holdings, Inc.*^	278,100	10,317
Bio-Rad Laboratories, Inc.*	132,250	6,880
Molecular Devices Corp.*^	210,903	4,221
NuVasive, Inc.*^	365,700	3,606
Sybron Dental Specialties, Inc.*^	201,310	6,557
TECHNE Corp.*	74,970	2,700
Wright Medical Group, Inc.*^	74,880	1,934
Total		36,215

Metal Frabricating 0.31%
Maverick Tube Corp.*^	117,700	3,104

Miscellaneous Materials & Processing 0.68%
Rogers Corp.*^	159,360	6,840

Oil: Crude Producers 0.67%
Unit Corp.*^	181,050	$6,715

Oil: Integrated Domestic 0.66%
KCS Energy Services, Inc.*^	487,650	6,637

Production Technology Equipment 3.33%
ATMI, Inc.*^	256,600	5,992
Cognex Corp.	192,400	4,925
Cymer, Inc.*	279,700	7,977
Varian Semiconductor Equipment
Associates, Inc.*^	424,200	14,682
Total		33,576

Restaurants 2.60%
P.F. Chang’s China Bistro, Inc.*^	111,445	5,666
RARE Hospitality Int’l., Inc.*^	352,470	9,767
Red Robin Gourmet Burgers, Inc.*^	106,340	4,435
Sonic Corp.*	170,820	4,651
Texas Roadhouse Inc. Class A*^	74,310	1,711
Total		26,230

Retail 5.45%
Aeropostale, Inc.*^	184,900	5,834
bebe stores inc.^	153,200	4,729
Blue Nile Inc.*^	187,610	4,559
Electronics Boutique Holdings Corp.*^	146,740	5,010
Jos. A. Bank Clothiers, Inc.*^	147,470	4,681
Overstock.com, Inc.*	175,130	9,482
Pacific Sunwear of California, Inc.*	361,200	8,466
RedEnvelope, Inc.*^	247,500	2,388
Tractor Supply Co.*^	78,900	2,862
United Natural Foods, Inc.*^	254,200	6,912
Total		54,923

Savings & Loan 0.82%
Commercial Capital Bancorp, Inc.^	366,387	8,218

Scientific Equipment & Supplies 0.72%
Varian, Inc.*	198,780	7,252

Services: Commercial 5.48%
Charles River Accociates Inc.*^	125,720	5,051

See Notes to Schedule of Investments.

3

Investments	Shares	Value
		(000)
Corporate Executive Board Co. (The)^	207,133	$13,184
CoStar Group, Inc.*^	51,110	2,063
Forrester Research, Inc.*	355,510	5,484
G & K Services, Inc. Class A	44,710	1,757
Heidrick & Struggles Int’l., Inc.*^	208,719	5,977
Navigant Consulting, Inc.*^	436,970	10,867
Resources Connection, Inc.*^	258,120	10,836
Total		55,219

Shoes 0.35%
Kenneth Cole Productions, Inc.^	132,110	3,501

Steel 0.97%
Schnitzer Steel Industries, Inc. Class A^	182,999	5,170
Steel Dynamics, Inc.^	137,300	4,558
Total		9,728

Telecommunications Equipment 0.84%
Plantronics, Inc.^	194,500	8,461

Textiles Apparel Manufacturers 1.63%
Guess?, Inc.*^	381,190	6,366
Warnaco Group, Inc. (The)*^	490,400	10,004
Total		16,370

Truckers 2.22%
Forward Air Corp.*^	228,480	9,407
Landstar System, Inc.*^	191,140	12,986
Total		22,393

Total Common Stocks (cost $907,490,130)		987,057

SHORT-TERM INVESTMENTS 27.29%

Collateral for Securities on Loan 25.33%
State Street Navigator Securities Lending Prime Portfolio, 1.72%(b)	255,177,353	$255,177

	Principal Amount
	(000)

Repurchase Agreement 1.96%
Repurchase Agreement dated 10/29/2004, 1.44% due 11/1/2004 with State Street Bank & Trust Co. collateralized by $13,810,000 of Federal National Mortgage Assoc. at 3.25% due 8/15/2005 and $6,170,000 of Federal Home Loan Bank at zero coupon due 3/15/2005; value: $20,117,725; proceeds: $19,720,173	$19,718	19,718

Total Short-Term Investments (cost $274,895,159)		274,895

Total Investments in Securities 125.30% (cost $1,182,385,289)		1,261,952
Liabilities in Excess of Cash and Other Assets (25.30%)		(254,822)
Net Assets 100.00%		$1,007,130

*	Non-income producing security.
^

Security (or a portion of security) on loan. As of October 31, 2004, the value of securities loaned for the Fund is $246,684,307. These loans are collateralized by cash of $255,177,353, which is invested in a restricted money market account.

(a)	Foreign security traded in U.S. dollars.
(b)	Rate shown reflects 7 day yield as of October 31, 2004.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on July 11, 1973.

The Fund’s investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d) Securities Lending-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Government or U.S. Government sponsored enterprises securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

3.  FEDERAL TAX INFORMATION

As of October 31, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$1,182,385,289
Gross unrealized gain	131,423,525
Gross unrealized loss	(51,857,281)
Net unrealized security gain	$79,566,244

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.  These factors can affect Fund performance.

Item 2:          Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer, Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2004